Equity-Based Compensation (Details) - USD ($) $ / shares in Units, $ in Thousands		3 Months Ended		6 Months Ended		8 Months Ended	12 Months Ended
	Nov. 12, 2014	Jun. 30, 2015	Jun. 30, 2014	Jun. 30, 2015	Jun. 30, 2014	Jun. 30, 2015	Dec. 31, 2014	Dec. 31, 2013
Number of units
Total awarded and unvested at the beginning of the period (in shares)				2,381,440
Granted (in shares)				12,057			2,381,440
Total awarded and unvested at the end of the period (in shares)		2,345,137		2,345,137		2,345,137	2,381,440
Weighted average grant date fair value
Total awarded and unvested at the beginning of the period (in dollars per unit)				$ 29.00	$ 29.00		$ 29.00
Granted (in dollars per unit)				24.88			29.00
Total awarded and unvested at the end of the period (in dollars per unit)		$ 28.98		$ 28.98		$ 28.98	$ 29.00	$ 29.00
Aggregate intrinsic value
Total awarded and unvested at the beginning of the period				$ 65,490	$ 65,490		$ 65,490
Total awarded and unvested at the end of the period		$ 67,165		67,165		$ 67,165	65,490	$ 65,490
Additional disclosures
Allocated Share-based Compensation Expense		$ 6,597	$ 3,339	$ 12,376	$ 5,281
Number of stock-based compensation awards authorized	10,000,000
Unamortized expense							$ 66,700
Weighted average period for recognizing unrecognized stock-based compensation expense							3 years 9 months 18 days
Midstream LTIP
Additional disclosures
Number of stock-based compensation awards authorized		10,000,000		10,000,000		10,000,000	10,000,000
Number of shares available for future grant under the Plan		7,654,863		7,654,863		7,654,863	7,618,560
Phantom share units
Number of units
Granted (in shares)	2,361,440					12,057
Restricted stock awards
Number of units
Granted (in shares)	20,000
Antero
Additional disclosures
Allocated Share-based Compensation Expense							$ 11,600	$ 24,300
Unamortized equity-based compensation expense							$ 208,500